SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES (Tables)	3 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
Schedule of estimated useful lives of property and equipment, net

Useful Life
Leasehold improvements	Shorter of the estimated useful life or remaining lease term
Building and facilities	10 years
Motor vehicle	4 years
Tools and equipment	2-10 years

Schedule of estimated useful lives of intangible assets

Useful Life
Trademarks	10 years
Software	5 years
Customer-related intangible assets	3 years

Schedule of fair value assets measured on recurring basis

	Fair value measurement or disclosure as of December 31, 2025 using
	Total Fair Value as of December 31, 2025	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	JPY	JPY	JPY	JPY
Fair value disclosure[1]
Bond payable	58,175,440	-	-	58,175,440

Fair value measurements on a recurring basis
Long-term investments	5,736,500	5,736,500	-	-

	Fair value measurement or disclosure as of March 31, 2026 using
	Total Fair Value as of March 31, 2026	Total Fair Value as of March 31, 2026	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	JPY (Unaudited)	US$ (Unaudited)	JPY (Unaudited)	JPY (Unaudited)	JPY (Unaudited)
Fair value disclosure[1]
Bond payable	251,589,348	1,581,527	-	-	251,589,348

Fair value measurements on a recurring basis
Long-term investments	25,056,000	157,506	25,056,000	-	-

[1]	Fair value disclosure shows financial instruments which are not measured at fair value in the consolidated balance sheets, but for which the fair value is estimated for disclosure purposes.

Schedule of Earnings per share

	For the three months Ended
	March 31,
	2025	2026
Weighted average number of common shares outstanding – basic	24,910,619	26,160,619
Dilutive effect of stock options	3,000	3,000
Weighted average number of common shares outstanding – diluted	24,913,619	26,163,619